Employment benefit plan - Components of cost (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Components of cost recognized in profit or loss
Current service cost	₨ 20,166	₨ 14,633	₨ 11,824
Past service cost		8,683
Net interest cost	4,409	3,273	2,892
Total	24,575	26,589	14,716
Amount recognized in other comprehensive income
Actuarial loss on obligation	₨ 5,776	₨ 5,047	₨ 8,873